Risk information - Credit exposure (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Risk information
Financial assets.	kr 323,941	kr 320,399
Committed undisbursed loans	53,871	57,213
AAA
Risk information
Financial assets.	145,639	126,728
Committed undisbursed loans	48,633	52,669
AA+ to A-
Risk information
Financial assets.	82,780	94,229
Committed undisbursed loans	852	1,374
BBB+ to BBB-
Risk information
Financial assets.	24,463	24,445
Committed undisbursed loans	1,423	1,145
BB+ to B-
Risk information
Financial assets.	70,963	74,972
Committed undisbursed loans	2,963	2,025
CCC to D
Risk information
Financial assets.	96	25
Cash and cash equivalents
Risk information
Financial assets.	11,128	3,362
Cash and cash equivalents | AAA
Risk information
Financial assets.	11,128	3,362
Treasuries/government bonds
Risk information
Financial assets.	10,872	22,266
Treasuries/government bonds | AAA
Risk information
Financial assets.	2,493	11,380
Treasuries/government bonds | AA+ to A-
Risk information
Financial assets.	8,379	10,886
Other interest-bearing securities except loans
Risk information
Financial assets.	45,881	33,551
Other interest-bearing securities except loans | AAA
Risk information
Financial assets.	23,669	16,919
Other interest-bearing securities except loans | AA+ to A-
Risk information
Financial assets.	21,412	16,632
Other interest-bearing securities except loans | BB+ to B-
Risk information
Financial assets.	800
Loans in the form of interest-bearing securities
Risk information
Financial assets.	46,578	50,780
Loans in the form of interest-bearing securities | AAA
Risk information
Financial assets.	2,982	2,937
Loans in the form of interest-bearing securities | AA+ to A-
Risk information
Financial assets.	10,783	11,938
Loans in the form of interest-bearing securities | BBB+ to BBB-
Risk information
Financial assets.	3,365	6,305
Loans in the form of interest-bearing securities | BB+ to B-
Risk information
Financial assets.	29,448	29,600
Loans to credit institutions
Risk information
Financial assets.	20,775	31,315
Loans to credit institutions | AAA
Risk information
Financial assets.	4,122	1,886
Loans to credit institutions | AA+ to A-
Risk information
Financial assets.	14,573	27,245
Loans to credit institutions | BBB+ to BBB-
Risk information
Financial assets.	115	78
Loans to credit institutions | BB+ to B-
Risk information
Financial assets.	1,965	2,106
Loans to the public
Risk information
Financial assets.	180,288	171,562
Loans to the public | AAA
Risk information
Financial assets.	101,245	90,244
Loans to the public | AA+ to A-
Risk information
Financial assets.	20,206	21,682
Loans to the public | BBB+ to BBB-
Risk information
Financial assets.	20,983	18,062
Loans to the public | BB+ to B-
Risk information
Financial assets.	37,758	41,549
Loans to the public | CCC to D
Risk information
Financial assets.	96	25
Derivatives
Risk information
Financial assets.	8,419	7,563
Derivatives | AA+ to A-
Risk information
Financial assets.	7,427	5,846
Derivatives | BB+ to B-
Risk information
Financial assets.	kr 992	kr 1,717